GOODWILL AND OTHER INTANGIBLE ASSETS - OTHER INTANGIBLE ASSETS (Details2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Other intangible assets
Gross Value	$ 93,353		$ 93,353		$ 62,317	$ 61,750
Accumulated Amortization	58,002		58,002		50,731	41,910
Net Value	35,351		35,351		11,586	19,840
Amortization expense	2,600	$ 2,100	7,300	$ 6,700	8,700	9,300
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017					7,473
2018					1,607
2019					166
2020					166
2021					166
Customer relationships
Other intangible assets
Gross Value	80,131		80,131		56,826	56,826
Accumulated Amortization	54,987		54,987		48,236	40,163
Net Value	25,144		$ 25,144		$ 8,590	16,663
Customer relationships | Minimum
Other intangible assets
Useful life of intangible asset			5 years		5 years
Customer relationships | Maximum
Other intangible assets
Useful life of intangible asset			7 years		7 years
Noncompete agreements | Minimum
Other intangible assets
Useful life of intangible asset			3 years		3 years
Noncompete agreements | Maximum
Other intangible assets
Useful life of intangible asset			5 years		5 years
Other
Other intangible assets
Gross Value	13,222		$ 13,222		$ 5,491	4,924
Accumulated Amortization	3,015		3,015		2,495	1,747
Net Value	$ 10,207		$ 10,207		$ 2,996	$ 3,177
Other | Minimum
Other intangible assets
Useful life of intangible asset			3 years		3 years
Other | Maximum
Other intangible assets
Useful life of intangible asset			8 years		8 years